UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-23c-3
Notification of Repurchase Offer
Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1.	Investment Company Act File Number: 811-23219

2.	Date of Notification: January 3, 2025

3.	Exact name of Investment Company as specified in registration statement: USQ Core Real Estate Fund

4.	Address of principal executive office: (number, street, city, state, zip code)

USQ Core Real Estate Fund
235 Whitehorse Lane, Suite 200
Kennett Square, PA  19348

5.	Check one of the following:

A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By: /s/ G. Keith Downing
G. Keith Downing
Treasurer and Principal Financial Officer

 USQ Core Real Estate Fund

Class I Shares (USQIX) & Class L Shares (USQSX)

NOTICE OF QUARTERLY REPURCHASE OFFER

IF YOU DO NOT WISH TO SELL SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE.

IF YOU OWN THESE SHARES THROUGH AN ADVISER, CONTACT YOUR ADVISER

January 3, 2025

Dear Shareholder,

Thank you for your investment in the Fund. The purpose of this Notice is to announce the quarterly repurchase offer for the USQ Core Real Estate Fund (the "Fund"). The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer. The purpose of these quarterly repurchase offers is to provide shareholders with access to their assets and a degree of liquidity, as no secondary market exists for these shares. This offer is made subject to the terms and conditions made in the Repurchase Offer and the Fund's current prospectus and statement of additional information.

The repurchase offer period will begin on January 3, 2025 and end on January 24, 2025. If you wish to submit your shares for repurchase and you purchased them through an investment adviser, broker or financial consultant (each, an “intermediary”), your intermediary will provide you with specific instructions.

All Repurchase Requests must be submitted and received by the Fund by 4:00 p.m., Eastern Time, on January 24, 2025 to be effective. Please allow an appropriate amount of time for your Repurchase Request to reach the Fund.

For details of the offer, please refer to the attached Repurchase Offer.

Sincerely,

USQ Core Real Estate Fund

 USQ Core Real Estate Fund

Class I Shares (USQIX) & Class L Shares (USQSX)

NOTICE OF QUARTERLY REPURCHASE OFFER

IF YOU DO NOT WISH TO SELL SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE.

January 3, 2025

Dear Shareholder,

Thank you for your investment in the Fund. The purpose of this Notice is to announce the quarterly repurchase offer for the USQ Core Real Estate Fund (the "Fund"). The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer. The purpose of these quarterly repurchase offers is to provide shareholders with access to their assets and a degree of liquidity, as no secondary market exists for these shares. This offer is made subject to the terms and conditions made in the Repurchase Offer and the Fund's current prospectus and statement of additional information.

The repurchase offer period will begin on January 3, 2025 and end on January 24, 2025.  If you wish to submit your shares for repurchase please complete and submit the attached Repurchase Request Form.

All Repurchase Requests must be submitted and received by the Fund by 4:00 p.m., Eastern Time, on January 24, 2025 to be effective. Please allow an appropriate amount of time for your Repurchase Request to reach the Fund.

For details of the offer, please refer to the attached Repurchase Offer.

Sincerely,

USQ Core Real Estate Fund

USQ CORE REAL ESTATE FUND

REPURCHASE OFFER

1. The Offer. USQ Core Real Estate Fund ("Fund") is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding shares at a price equal to the net asset value ("NAV") as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders, as no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund's current prospectus and statement of additional information.

2. Net Asset Value. On December 27, 2024, the NAV of the Class I Shares (USQIX) was $22.18 per share and the NAV of the Class L Shares (USQSX) was $22.27 per share. The NAV of each share class at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below). The NAV can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you submit your repurchase request. The current NAV may be obtained by calling (833) 877-3863 and asking for the most recent price. The shares of the Fund are not traded on any organized market or securities exchange.

3. Repurchase Request Deadline. All repurchase requests must be received in proper form by 4:00 p.m., Eastern Time, on January 24, 2025. Please allow an appropriate amount of time for your repurchase request to reach the Fund.

4. Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on January 24, 2025 (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you submit your repurchase request.

5. Payment for Shares Repurchased. The Fund expects to make payments for all shares repurchased the day following the Repurchase Pricing Date. In any event, the Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6. Increase in Number of Shares Repurchased; Pro Rata Purchase. If shareholders in the aggregate tender for repurchase more than five percent (5%) of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional two percent (2%). If the Fund determines not to repurchase an additional two percent (2%), or if more than seven percent (7%) of the shares are tendered, then the Fund will repurchase shares on a pro rata basis based upon the number of shares tendered by each shareholder. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.  If you own less than one hundred shares through a Financial Intermediary and tender all shares for repurchase, and those shares are held by a Financial Intermediary in an omnibus account, it may not be possible for your shares to be redeemed in full prior to any proration of repurchase requests received from all other shareholders. Therefore, in that situation, your shares may not be fully redeemed, and you may continue to hold shares in the Fund through your Financial Intermediary. Additionally, estates may be able to liquidate additional shares beyond the prorated amount, depending upon the liquidity available in the Fund.  The Fund may, in its discretion, limit the number of additional estate-related shares repurchased in this manner to no more than 0.10% of its outstanding shares. The Fund may require documentation of estate status. Please contact the Fund at (833) 877-3863 to indicate you have shares eligible for such treatment. There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder's account are tendered. In the event of an oversubscribed offer, the Fund may not be able to repurchase all shares that you tender and you may have to wait until the next quarterly repurchase offer to tender the remaining shares. Subsequent repurchase requests by shareholders whose shares were purchased pro rata in an oversubscribed offer will not be given priority over other shareholder requests. To the extent you remain invested in shares of the Fund, your investment will be subject to NAV fluctuation during the period between quarterly repurchase offers.

7. Withdrawal or Modification. Tenders of shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on January 24, 2025.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board, including a majority of the independent Trustees, and only in the following limited circumstances:

•	If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;
•
For any period during which the New York Stock Exchange or any market in which the securities of the Fund are principally traded (not currently applicable for the Fund) is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

•
For any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund to fairly determine its NAV; and

•	For any other periods that the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.
9. Tax Consequences. You should review the tax information in the Fund's current prospectus and statement of additional information and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by the shareholder.

10. Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund's interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, the Fund’s investment adviser, the Fund’s transfer agent, the Fund’s distributor, nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Fund’s investment adviser, nor the Fund’s distributor is or will be obligated to ensure that your investment adviser, broker, financial consultant or any other third party through which your shares may be held or registered (each, an “intermediary”) submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

None of the Fund, the Fund’s investment adviser, nor the Fund’s Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund's current prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

If you purchased shares of the Fund through an intermediary, please contact them for additional information about this offer.

 USQ Core Real Estate Fund

Class I Shares (USQIX) & Class L Shares (USQSX)

REPURCHASE REQUEST FORM
MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, JANUARY 24, 2025

Mail to: USQ Core Real Estate Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Express Mail To: USQ Core Real Estate Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan St., FL3 Milwaukee, WI 53202-5207

Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to five percent (5%) of the Fund's outstanding shares and, that, if the offer is oversubscribed, the Fund may not purchase the full amount of the shares that I am requesting, in which case the Fund will repurchase shares on a pro rata basis.

I understand that unless this form is submitted to the Fund in good order and free from error on or before the time and date specified above, that the Fund will not be able to honor a request for repurchase of shares pursuant to this Repurchase Offer.

Name(s) of Registered Shareholders:

_________________________________ Account Number: ____________________________

_________________________________ Daytime Telephone Number: __________________

Shares Tendered (check only ONE option and fill in number or dollar amount as appropriate; if tendering more than one share class, please submit a separate form for each share class):

Class of Shares to be tendered: Class I Shares (USQIX): ____ Class L Shares (USQSX): ____

____ Full Tender:                         Please tender all shares of the class designated above in my account.

____ Partial Tender:                   Please tender _________ shares of the class designated above from my account.

____ Dollar Amount:                 Please tender enough shares of the class designated above to net $_____________.

PLEASE NOTE:

1.	A TENDER REQUEST THAT DOES NOT SPECIFY A FULL TENDER, A NUMBER OF SHARES TENDERED OR A DOLLAR AMOUNT TENDERED WILL BE REJECTED.
2.	Alterations to this form are prohibited and the request will be rejected.
3.	To prevent backup withholding please ensure that a completed and signed application form or a Form W-9 (or Form W-8 for Non-U.S. shareholders) has been previously submitted.

RETIREMENT ACCOUNTS ONLY - Withholding Notice and Election Form W-4R/OMB No. 1545-0074 Department of Treasury, Internal Revenue Service (“IRS”)

If no withholding election is indicated below, IRS regulations require that 10% Federal income tax withholding be taken from your distributions. We encourage you to consult your accountant or tax advisor regarding your individual retirement account (“IRA”) distributions. Even if you elect not to have Federal income tax withheld, you are liable for payment of Federal income tax on the taxable portion of your distribution. You may be subject to tax penalties under the estimated tax payment rules if your payments of estimated tax and withholdings are not adequate.

_____ Federal Income Tax Withholding is to be withheld at ____% (If a percentage is not specified, 10% will automatically be withheld)

_____ I elect NOT to have Federal Income Tax Withheld

Payment and Delivery Instructions: Unless alternative instructions are given below, the check will be issued to the name(s) of the registered shareholders and mailed to the address of record.

Alternative mailing instructions:      __________________________________________________

__________________________________________________

Authorization and Signature(s) (Please sign and date below.)

Note: This form must be signed and dated within the current repurchase offer period.

Account Owner Signature:     ___________________________________  Date: ____________

Joint Account Owner:            __________________________________  Date: ____________

A Signature Guarantee may be required if (i) repurchase offers are greater than or equal to $100,000; (ii) proceeds of the repurchase are to be made payable via check to someone other than the registered accounts owner; or (iii) proceeds are to be made payable as the account is registered but mailed to an address other than the address of record on the account. Please contact the Fund at (833) 877-3863 to determine if a Medallion Signature Guarantee is necessary for your repurchase.

Signature Guarantee: (Please place signature guarantee stamp below.)
ALL signatures MUST be guaranteed by an employee of a member firm of a regional or national securities exchange or of the Financial Industry Regulatory Authority, Inc., by an employee of a commercial bank or trust company having an office, branch or agency in the United States or any other "eligible guarantor institution" as that term is defined in Rule 17 Ad-15(a)(2) of the Securities Exchange Act of 1934. A signature guarantee may NOT be obtained through a notary public.